NYSE Regulation

**VIA FACSIMILE AND U.S. MAIL**
December 5, 2007

07055458

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

RECD S.E.C.
DEC - 5 2007
1086

Re: iShares, Inc.("Issuer"):

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on November 30, 2007) an application from the above-referenced issuer and has approved the securities listed in Appendix A for listing on NYSE Arca, Inc. ("Exchange"). The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

PROCESSED
DEC 10 2007

Craig A. Gray
Lead Analyst, Listing Compliance

Enclosure

cc: Ms. Kym Ryan, Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105 (w/o enclosure)

93067

**Appendix A**

**iShares, Inc. Issues to be listed on NYSE Arca, Inc.**

iShares MSCI Brazil Index Fund
iShares MSCI Emerging Markets Index Fund
iShares MSCI France Index Fund
iShares MSCI Hong Kong Index Fund
iShares MSCI Italy Index Fund
iShares MSCI Japan Index Fund
iShares MSCI Malaysia Index Fund
iShares MSCI Netherlands Index Fund
iShares MSCI Pacific ex-Japan Index Fund
iShares MSCI Singapore Index Fund
iShares MSCI South Africa Index Fund
iShares MSCI South Korea Index Fund
iShares MSCI Spain Index Fund
iShares MSCI Sweden Index Fund
iShares MSCI Switzerland Index Fund
iShares MSCI Taiwan Index Fund
iShares MSCI United Kingdom Index Fund

END